Employee Benefits - Changes In Present Value of Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	¥ 426,268
Remeasurement of defined benefit pension plans
At end of the year	416,952	¥ 426,268
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	198,293
Remeasurement of defined benefit pension plans
At end of the year	190,552	198,293
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	227,975
Remeasurement of defined benefit pension plans
At end of the year	226,400	227,975
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	426,268	297,860
Current service cost	14,412	9,815
Interest cost	5,187	3,746
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(2,942)	1,455
From changes in financial assumptions	4,412	15,678
Experience adjustments	(3,846)	(1,000)
Past service cost	(534)	71
Settlement	(22)	(262)
Benefits paid	(20,809)	(16,940)
Effect of business combinations and disposals	(120)	117,101
Foreign currency translation differences	(5,054)	(1,256)
At end of the year	416,952	426,268
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	198,293	198,686
Current service cost	4,832	4,774
Interest cost	1,166	1,390
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(1,787)	1,499
From changes in financial assumptions	(5)	2,577
Experience adjustments	(1,351)	301
Past service cost	46	71
Settlement	(70)	(262)
Benefits paid	(10,390)	(11,784)
Effect of business combinations and disposals	(182)	1,041
Foreign currency translation differences	0	0
At end of the year	190,552	198,293
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of year	227,975	99,174
Current service cost	9,580	5,041
Interest cost	4,021	2,356
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(1,155)	(44)
From changes in financial assumptions	4,417	13,101
Experience adjustments	(2,495)	(1,301)
Past service cost	(580)	0
Settlement	48	0
Benefits paid	(10,419)	(5,156)
Effect of business combinations and disposals	62	116,060
Foreign currency translation differences	(5,054)	(1,256)
At end of the year	¥ 226,400	¥ 227,975